UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina      February 8, 2010
---------------------  -----------------------------     -----------------
     [Signature]            [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $647,631
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13-F File Number               Name
---         ---------------------       -------------------------

   1          028-12814     Investcorp Silverback Arbitrage Master Fund, Limited

                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2009



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6        COLUMN 7      COLUMN 8

                                                           VALUE   SHRS OR     SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000) PRN AMT     PRN CALL  DISCRETION      MNGRS    SOLE  SHARED  NONE

ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7    2,121   2,146,000  PRN       Shared-Defined  None    2,146,000
ALBANY INTL CORP              NOTE 2.250% 3/1  012348AC2    7,892   9,000,000  PRN       Shared-Defined  None    9,000,000
AMBASSADORS INTL INC          NOTE 3.750% 4/1  023178AA4    5,316  10,850,000  PRN       Shared-Defined  None   10,850,000
AMERICREDIT CORP              NOTE 2.125% 9/1  03060RAR2    8,842  10,000,000  PRN       Shared-Defined  1      10,000,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8   30,143  34,079,000  PRN       Shared-Defined  1      34,079,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7    1,365   1,500,000  PRN       Shared-Defined  None    1,500,000
CMS ENERGY CORP               NOTE 3.375% 7/1  125896AY6   15,379   9,650,000  PRN       Shared-Defined  None    9,650,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5    5,111   5,634,000  PRN       Shared-Defined  None    5,634,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0  144577AA1    3,454   4,000,000  PRN       Shared-Defined  None    4,000,000
CELL THERAPEUTICS INC         NOTE 4.000% 7/0  150934AF4    1,653   1,900,000  PRN       Shared-Defined  None    1,900,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3  150934AK3    1,025   1,250,000  PRN       Shared-Defined  None    1,250,000
CENTRAL EUROPEAN DIST CORP    NOTE 3.000% 3/1  153435AA0    5,134   6,000,000  PRN       Shared-Defined  None    6,000,000
CHENIERE ENERGY INC           COM NEW          16411R208      382     157,835  SH        Shared-Defined  1         157,835
CHENIERE ENERGY INC           NOTE 2.250% 8/0  16411RAE9   29,023  57,150,000  PRN       Shared-Defined  1      57,150,000
CHINA MED TECHNOLOGIES INC    NOTE 4.000% 8/1  169483AC8    3,182   5,000,000  PRN       Shared-Defined  None    5,000,000
CIENA CORP                    NOTE 0.875% 6/1  171779AE1    9,566  16,500,000  PRN       Shared-Defined  1      16,500,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0  207142AH3    8,235   9,000,000  PRN       Shared-Defined  None    9,000,000
CROWN CASTLE INTL CORP        COM              228227104    1,335      34,200  SH        Shared-Defined  None       34,200
DST SYS INC DEL               DBCV 8/1         233326AD9   10,501  10,000,000  PRN       Shared-Defined  None   10,000,000
DRYSHIPS INC.                 NOTE 5.000%12/0  262498AB4   19,436  19,000,000  PRN       Shared-Defined  None   19,000,000
FERRO CORP                    NOTE 6.500% 8/1  315405AL4   16,276  18,000,000  PRN       Shared-Defined  1      18,000,000
FLOTEK INDS INC DEL           NOTE 5.250% 2/1  343389AA0    4,198   7,918,000  PRN       Shared-Defined  1       7,918,000
FORD MTR CO DEL               NOTE 4.250%11/1  345370CN8   25,285  20,000,000  PRN       Shared-Defined  None   20,000,000
GSI COMMERCE INC              NOTE 2.500% 6/0  36238GAD4   11,680  11,000,000  PRN       Shared-Defined  None   11,000,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1  37932JAA1   10,690  10,800,000  PRN       Shared-Defined  None   10,800,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2    7,745   7,500,000  PRN       Shared-Defined  None    7,500,000
GREENBRIER COS INC            NOTE 2.375% 5/1  393657AD3    6,351   8,426,000  PRN       Shared-Defined  1       8,426,000
HERCULES OFFSHORE INC         NOTE 3.375% 6/0  427093AA7   10,192  12,750,000  PRN       Shared-Defined  1      12,750,000
HORIZON LINES INC             NOTE 4.250% 8/1  44044KAB7   12,276  15,118,000  PRN       Shared-Defined  1      15,118,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6    2,552   3,000,000  PRN       Shared-Defined  None    3,000,000
HUTCHINSON TECHNOLOGY INC     NOTE 3.250% 1/1  448407AF3    6,148   7,537,000  PRN       Shared-Defined  None    7,537,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0  45928HAD8   26,775  24,400,000  PRN       Shared-Defined  1      24,400,000
INVERNESS MED INNOVATIONS IN  PFD CONV SER B   46126P304   20,910      77,435  SH        Shared-Defined  None       77,435
JAZZ TECHNOLOGIES INC         NOTE 8.000%12/3  47214EAA0    7,091   8,150,000  PRN       Shared-Defined  1       8,150,000
JEFFERIES GROUP INC NEW       DBCV 3.875%11/0  472319AG7    6,951   7,000,000  PRN       Shared-Defined  None    7,000,000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1  482740AC1    4,096   7,250,000  PRN       Shared-Defined  None    7,250,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0  501242AT8    7,078   8,000,000  PRN       Shared-Defined  None    8,000,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5   21,295  24,097,000  PRN       Shared-Defined  1      24,097,000
LIBERTY MEDIA CORP            DEB 3.250% 3/1   530715AR2    4,022   6,750,000  PRN       Shared-Defined  None    6,750,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2    5,604   6,000,000  PRN       Shared-Defined  None    6,000,000
LINCARE HLDGS INC             DBCV 2.750%11/0  532791AE0    3,884   3,665,000  PRN       Shared-Defined  None    3,665,000
LIVE NATION INC               NOTE 2.875% 7/1  538034AB5    6,972   9,000,000  PRN       Shared-Defined  None    9,000,000
MANNKIND CORP                 NOTE 3.750%12/1  56400PAA0    5,282   7,650,000  PRN       Shared-Defined  None    7,650,000
MAXTOR CORP                   NOTE 2.375% 8/1  577729AE6   16,564  14,000,000  PRN       Shared-Defined  None   14,000,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0  58470KAA2    9,398   9,150,000  PRN       Shared-Defined  None    9,150,000
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0  587200AF3    2,924   3,000,000  PRN       Shared-Defined  None    3,000,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6   26,555  27,500,000  PRN       Shared-Defined  None   27,500,000
MYLAN INC                     COM              628530107    1,238      67,184  SH        Shared-Defined  None       67,184
NASH FINCH CO                 FRNT 3.500% 3/1  631158AD4    7,344  16,000,000  PRN       Shared-Defined  1      16,000,000
NOVAMED INC DEL               NOTE 1.000% 6/1  66986WAA6    9,742  12,040,000  PRN       Shared-Defined  1      12,040,000
POWERWAVE TECHNOLOGIES INC    NOTE 1.875%11/1  739363AD1    3,435   4,013,000  PRN       Shared-Defined  None    4,013,000
POWERWAVE TECHNOLOGIES INC    NOTE 3.875%10/0  739363AF6    4,957   7,600,000  PRN       Shared-Defined  None    7,600,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1  749121BY4   15,582  15,000,000  PRN       Shared-Defined  1      15,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ    759351307   17,638     282,124  SH        Shared-Defined  None      282,124
SESI L L C                    NOTE 1.500%12/1  78412FAH7   20,882  22,700,000  PRN       Shared-Defined  None   22,700,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5    3,741   4,500,000  PRN       Shared-Defined  None    4,500,000
SCHOOL SPECIALTY INC          SDCV 3.750%11/3  807863AL9    7,166   7,570,000  PRN       Shared-Defined  None    7,570,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5    5,385   5,000,000  PRN       Shared-Defined  None    5,000,000
STILLWATER MNG CO             NOTE 1.875% 3/1  86074QAF9   12,534  15,000,000  PRN       Shared-Defined  None   15,000,000
TTM TECHNOLOGIES INC          NOTE 3.250% 5/1  87305RAC3    5,392   5,384,000  PRN       Shared-Defined  None    5,384,000
THERAVANCE INC                NOTE 3.000% 1/1  88338TAA2    9,193  11,500,000  PRN       Shared-Defined  None   11,500,000
TRICO MARINE SERVICES INC     COM NEW          896106200       88      19,300  SH        Shared-Defined  None       19,300
TRICO MARINE SERVICES INC     NOTE 3.000% 1/1  896106AQ4    1,745   2,950,000  PRN       Shared-Defined  None    2,950,000
TRICO MARINE SERVICES INC     DBCV 8.125% 2/0  896106AW1   25,242  29,532,000  PRN       Shared-Defined  1      29,532,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6    7,823  10,500,000  PRN       Shared-Defined  None   10,500,000
USEC INC                      NOTE 3.000%10/0  90333EAC2   15,297  23,500,000  PRN       Shared-Defined  1      23,500,000
WESTERN REFNG INC             NOTE 5.750% 6/1  959319AC8    7,713   9,750,000  PRN       Shared-Defined  None    9,750,000
WRIGHT MED GROUP INC          NOTE 2.625%12/0  98235TAA5    4,400   5,000,000  PRN       Shared-Defined  None    5,000,000
XL CAP LTD                    CL A             G98255105    3,204       2,225  SH  CALL  Shared-Defined  None        2,225



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